GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023
GOING CONCERN
Accumulated deficit	$ (2,631,517)		$ (9,950,869)	$ (10,177,748)
Net loss	$ 7,292,314	$ (3,254)	$ (20,426)	$ (399,918)